Share-based compensation plans - Inputs used in the measurement - Equity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	886,740
Average strike price	$ 0	$ 15.27
Restricted Share Unit Plan Equity Settled [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	283,426
Average strike price	$ 11.45
Expected forfeitures	13.00%
Weighted average grant date fair values	$ 11.45